Cash, Cash Equivalents, and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Details of Cash, Cash Equivalents, and Restricted Cash

	December 31
	2018	2019
	US$	US$
Cash and deposits in bank	54,918	61,184
Time deposits	220,047	229,419
Bonds acquired under repurchase agreements	10,024	32,563

Total cash and cash equivalents	284,989	323,166
Restricted cash	22,138	25,087

	307,127	348,253